Demonstration Plant (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Demonstration plant
Plant operating expense	$ 1,838	$ 7,324
Personnel
Demonstration plant
Plant operating expense	1,346	4,197
Reagents
Demonstration plant
Plant operating expense	47	439
Repairs and maintenance
Demonstration plant
Plant operating expense	56	277
Supplies
Demonstration plant
Plant operating expense	174	1,063
Test work
Demonstration plant
Plant operating expense	69	1,128
Office trailer rental
Demonstration plant
Plant operating expense	87	81
Other
Demonstration plant
Plant operating expense	$ 59	$ 139